FINANCIAL RISK MANAGEMENT (Narrative) (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) lb lb	Dec. 31, 2023 CAD ($) lb
Disclosure Of Financial Risk Management [Line Items]
Percentage CAD strengthening against USD	10.00%
Fair value of senior secured notes	$ 735,038	$ 506,597
Carrying value	719,250	529,880
Settlement receivables	$ 1,460
Settlement payables		$ 7,406
Copper in concentrate exposed to price movements | lb	8.8	3.5
USD [Member]
Disclosure Of Financial Risk Management [Line Items]
US dollar increase in commodity price per lb of copper | lb	0.1
Closing exchange rate	1.44	1.32
Commodity Derivatives [Member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis points	100 basis points
Three Customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers	99.00%
Two Customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers		87.00%